CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY - USD ($)	Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Ordinary Shares	Ordinary Shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Class A Ordinary Shares	Class A Ordinary Shares Ordinary Shares	Class B Ordinary Shares	Class B Ordinary Shares Ordinary Shares	Series Seed Preference Shares Preference Shares	Series Seed Preference Shares Preference Shares Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance at Dec. 31, 2022	$ (28,046,016)	$ (29,923)	$ (28,075,939)	$ 6,562	$ 6,562		$ 780,852	$ 780,852	$ (30,833,430)	$ (29,923)	$ (30,863,353)					$ 2,000,000	$ 2,000,000
Beginning balance, shares at Dec. 31, 2022				656,200,500	656,200,500
Net loss attributable to the Company	(8,083,640)								(8,083,640)
Issuance of unvested shares	7,456,800			$ 1,500		$ 7,455,300
Issuance of unvested shares, shares				150,000,000
Accretion of redeemable preference shares to redemption value	(2,377,429)					(891,536)			(1,485,893)
Foreign currency translation adjustment, net of income taxes	1,043,513						1,043,513
Accounting Standards Update [Extensible Enumeration]										Accounting Standards Update 2016-13 [Member]
Ending balance at Dec. 31, 2023	(30,036,695)			$ 8,062		6,563,764	1,824,365		(40,432,886)							2,000,000
Ending balance, shares at Dec. 31, 2023				806,200,500
Net loss attributable to the Company	(11,940,536)								(11,940,536)
Accretion of redeemable preference shares to redemption value	(1,162,826)					(1,162,826)
Conversion of preference shares immediately prior to the completion of IPO	50,697,376					52,683,042							$ 14,334			$ (2,000,000)
Conversion of preference shares immediately prior to the completion of IPO, shares													1,433,372,111
Re-designation of ordinary shares into class A and class B Ordinary shares immediately prior to the completion of IPO				$ (8,062)									$ 649		$ 7,413
Re-designation of ordinary shares into class A and class B Ordinary shares immediately prior to the completion of IPO, shares				(806,200,500)									64,946,053		741,254,447
Share issuance upon initial public offering and followed offering, net of issuance costs of US$4,691,629	14,826,880					14,825,495							$ 1,385
Share issuance upon initial public offering and followed offering, net of issuance costs of US$4,691,629, shares													138,488,920
Share-based compensation	6,973,563					6,973,563
Foreign currency translation adjustment, net of income taxes	151,122						151,122
Ending balance at Dec. 31, 2024	29,508,884					79,883,038	1,975,487		(52,373,422)				$ 16,368		$ 7,413
Ending balance, shares at Dec. 31, 2024												1,636,807,084	1,636,807,084	741,254,447	741,254,447
Net loss attributable to the Company	(32,502,645)								(32,502,645)
Share-based compensation	20,942,224					20,942,224
Share issuance from vest of restricted shares units, shares													523,503,831
Share issuance from vest of restricted shares units						(5,235)							$ 5,235
Foreign currency translation adjustment, net of income taxes	(82,108)						(82,108)
Ending balance at Dec. 31, 2025	$ 17,866,355					$ 100,820,027	$ 1,893,379		$ (84,876,067)				$ 21,603		$ 7,413
Ending balance, shares at Dec. 31, 2025												2,160,310,915	2,160,310,915	741,254,447	741,254,447